Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A
Average Annual Return, Percent	(7.34%)	15.16%	1.28%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C
Average Annual Return, Percent	(4.63%)	15.46%	1.09%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
Average Annual Return, Percent	(2.67%)	16.66%	2.11%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
Average Annual Return, Percent	(3.17%)	16.08%	1.59%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Z
Average Annual Return, Percent	(2.67%)	16.64%	2.12%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.98%)	16.23%	1.75%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.67%)	15.46%	1.09%
Class A | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	13.72%	14.18%	9.93%
Class C | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	13.72%	14.18%	9.93%
Class I | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	13.72%	14.18%	9.93%
Class R | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	13.72%	14.18%	9.93%
Class Z | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	13.72%	14.18%	9.93%
Class A | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	(9.41%)	14.00%	2.91%
Class C | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	(9.41%)	14.00%	2.91%
Class I | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	(9.41%)	14.00%	2.91%
Class R | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	(9.41%)	14.00%	2.91%
Class Z | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	(9.41%)	14.00%	2.91%